Stock-based compensation - Restricted share units market capitalization (Details) - RSUs $ in Millions			12 Months Ended
	Dec. 29, 2023 EquityInstruments	Sep. 08, 2021 CAD ($) EquityInstruments	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Stock-based compensation
Exercised	500,000		5,339,429	4,759,833
CEO and Co-CEO
Stock-based compensation
Exercised		5,000,000
CEO and Co-CEO | Tranche a
Stock-based compensation
Exercised		1,000,000
Increase in the market capitalization | $		$ 1,300
CEO and Co-CEO | Tranche b
Stock-based compensation
Exercised		1,000,000
Increase in the market capitalization | $		$ 1,550
CEO and Co-CEO | Tranche c
Stock-based compensation
Exercised		1,000,000
Increase in the market capitalization | $		$ 1,800
CEO and Co-CEO | Tranche d
Stock-based compensation
Exercised		2,000,000
Increase in the market capitalization | $		$ 2,000